Equity and debt investments at fair value through OCI and other short/long-term investments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	$ 6,155,993	$ 2,628,600	$ 2,122,826
Fair value of long term debt instruments designated as measured at fair value through other comprehensive income	6,981,149	6,894,757
Revenue recognized for financial assets measured at fair value through other comprehensive income	4,271,250
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Other short-term investments		15,026
Changes in fair value of investment	(4,707,276)	4,560,869
Dividends received	2,459,637	2,628,600	$ 2,119,668
Investments accounted for using equity method in Verizon [Member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	3,696,356
Equity investment	44,056,945	61,600,578
Equity and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investments at fair value through other comprehensive income (OCI)	$ 44,371,166	$ 56,087,598